Unaudited Condensed Consolidated Balance Sheets (Parenthetical)			6 Months Ended	12 Months Ended
	Jul. 10, 2025	May 30, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Apr. 24, 2024 shares
Ordinary shares, shares authorized (in shares)		Unlimited	Unlimited	Unlimited
Common stock, shares, issued (in shares)			1,656,459	1,656,459	1,656,459
Common stock, shares, outstanding (in shares)			1,656,459	1,656,459	1,656,459
Stockholders' equity note, stock split, conversion ratio		8
Subsequent event
Stockholders' equity note, stock split, conversion ratio	8
Class A
Common stock, shares, issued (in shares)		4,204,775	525,597	525,597
Common stock, shares, outstanding (in shares)			525,597	525,597
Class B
Common stock, shares, issued (in shares)		9,046,892	1,130,862	1,130,862
Common stock, shares, outstanding (in shares)			1,130,862	1,130,862